ACQUISITION OF CERTAIN ASSETS	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OF CERTAIN ASSETS	ACQUISITION OF CERTAIN ASSETS
On October 6, 2023, the Company paid the purchase price consideration of $11.0 million through the issuance of 1,100,000 ordinary shares, no par value, to SolarCA, a directly owned subsidiary of CSLR pursuant to the September 19, 2023 Purchase Agreement with SolarCA and CSLR with respect to the certain assets. Consequently, SolarCA held 2.08% of the outstanding shares of the Company as of acquisition date. The financial results of SolarCA LLC prior to the acquisition date are not material to the consolidated financial results of the Company.

The Company has determined that the acquisition constitutes a business acquisition as defined by ASC 805, Business Combinations. Accordingly, the assets acquired were recorded at their acquisition date estimated fair value, while the transaction costs associated with the acquisition were expensed as incurred pursuant to the purchase method of accounting in accordance with ASC 805.

The Company’s purchase price allocation was based on an evaluation of the appropriate fair values by an independent appraiser. Fair values were determined based on the requirements of ASC 820, Fair Measurements.
Acquired assets with finite lives will be amortized using the straight-line method of the respective lives of each assets and goodwill will be tested for impairment at least annually (Note 6. Balance Sheet Components - Goodwill). The following table summarize the allocation of fair value of assets acquired.

As of
December 31, 2023
Customers relationship(1)	$2,600
Trademarks(2)	510
Total identifiable net assets	3,110

Goodwill	7,879
$10,989

(1) Customer relationships represents the fair value of customer loyalty determined based on existing relationships using the income approach, specifically the multi-period excess earnings method.

(2)Trademarks represents the fair value of benefits associated with the brand and is determined based on the income approach using relief from royalty method.